ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Liabilities and Other Liabilities.
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2013	2014
	RMB	RMB	US$
Salary and welfare payable	49,754	105,433	16,993
Advances from customers	4,849	18,192	2,932
Other taxes payable	54,525	27,629	4,453
Accrued data center expenses	5,553	23,783	3,833
Accrued advertising, marketing and promotional expenses	46,434	62,522	10,077
Accrued operating expenses	13,427	30,248	4,875
Payable for contingent considerations (note 3)	4,573	31,318	5,048
Payable to online service providers	—	127,247	20,508
Deposits from advertisers	—	34,358	5,538
Others	2,436	20,964	3,378
Total	181,551	481,694	77,635